Total
GMO Benchmark-Free Fund
GMO BENCHMARK-FREE FUND
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GMO Benchmark-Free Fund Class III
Management fee	none	[1]
Other expenses	0.17%	[2]
Acquired fund fees and expenses (underlying fund expenses)	0.19%	[3]
Total annual fund operating expenses	0.36%
Expense reimbursement	(0.05%)	[4]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.31%
[1]	Includes both management fee and shareholder service fee. For additional information about the shareholder service fee applicable to Class III of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
[2]	The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.09%, 0.02% and 0.06%, respectively. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
[3]	Consists of approximately 0.17% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.
[4]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
GMO Benchmark-Free Fund | Class III | USD ($)	32	111	197	451

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
GMO Benchmark-Free Fund | Class III | USD ($)	32	111	197	451

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 151% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 145% of the average value of its portfolio securities.

Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
The Fund invests a significant portion of its assets in shares of other series of GMO Trust (each, a “GMO Fund”). The Fund may invest in any GMO Fund (collectively, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also invests a significant portion of its assets in direct investments.
GMO implements the Fund’s strategy by allocating its assets among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not limited in its exposure to any particular asset class and at times may invest a substantial portion of its assets in a single asset class (e.g., fixed income). In addition, the Fund is not limited in its exposure to any particular market, capitalization range or, in the case of debt instruments, credit quality (i.e. the Fund may invest in below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity. At times, the Fund may have substantial exposure to a particular country (including emerging and other non-U.S. countries) or group of countries sharing the same economic or other characteristics. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the Fund’s investments and to decide how much to invest in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. GMO’s ability to shift investments among the underlying GMO Funds and between underlying GMO Funds and direct investments is not subject to any limits. The Fund may invest substantially all its assets in a few underlying GMO Funds that primarily invest in the same asset class. The Fund also may, at times, invest a substantial portion of its assets in a single underlying GMO Fund. The Fund may have substantial investments in derivatives and effect short sales directly or through its investment in underlying GMO Funds. The factors GMO considers and investment methods GMO uses can change over time.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Management and Operational Risk –  The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks.

Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
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Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Futures Contracts Risk − The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

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Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

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Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

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Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Illiquidity Risk − Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

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Leveraging Risk − The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

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Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

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Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Market Risk – Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

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Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

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Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III SharesYears Ending December 31

Highest Quarter: 9.40% (2Q2020) Lowest Quarter: -18.29% (1Q2020) Year-to-Date (as of 3/31/21): 6.36%
Average Annual Total Returns Periods Ending December 31, 2020
Average Annual Returns - GMO Benchmark-Free Fund - Class III	1 Year	5 Years	Since Inception	Inception Date
Performance Measure Domain	(3.36%)	4.72%	4.88%	Jun. 15, 2011
After Taxes on Distributions	(4.34%)	3.59%	3.28%
After Taxes on Distributions and Sale of Fund Shares	(1.69%)	3.33%	3.44%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	2.43%	Jun. 15, 2011
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	1.62%	Jun. 15, 2011